Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of accrued expenses and other liabilities

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Non-Current
Accrued liabilities:
Extraordinary canon on SGIC	419	1,007	—

Total non-current accounts payable and accrued liabilities	419	1,007	—

Current
Accounts payable:
Suppliers	59,264	73,609	19,764
Related parties (Note 26)	—	—	1,226

Total current accounts payable	59,264	73,609	20,990

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Accrued liabilities:
Related parties (Note 26 and 27)	24,839	—	—
Sundry debtors- Put option (Note 27)	12,661	—	—
Extraordinary canon on SGIC	1,436	769	—
Balances with joint operations	69	1,023	—
Concession extension bonus Bajada del Palo payable (Note 29.3.2)	—	7,899	—
Directors’ fees	—	1,034	—

Total current accrued liabilities	39,005	10,725	—

Total current accounts payable and accrued liabilities	98,269	84,334	20,990